Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Inventories
	2023	2022
Product purchased for resale	4,941	5,885
Finished products	351	612
Intermediate products	160	184
Raw materials	299	425
Materials and supplies	585	526
	6,336	7,632